Document and Entity Information	Jan. 24, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	V F CORP
Amendment Flag	false
Entity Central Index Key	0000103379
Current Fiscal Year End Date	--04-01
Document Type	8-K
Document Period End Date	Jan. 24, 2023
Entity Incorporation State Country Code	PA
Entity File Number	1-5256
Entity Tax Identification Number	23-1180120
Entity Address, Address Line One	1551 Wewatta Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	778-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, without par value, stated capital $.25 per share
Trading Symbol	VFC
Security Exchange Name	NYSE
M 0.625 Senior Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Senior Notes due 2023
Trading Symbol	VFC23
Security Exchange Name	NYSE
M 0.250 Senior Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.250% Senior Notes due 2028
Trading Symbol	VFC28
Security Exchange Name	NYSE
M 0.625 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Senior Notes due 2032
Trading Symbol	VFC32
Security Exchange Name	NYSE